Disposals of subsidiaries (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of subsidiary			¥ 802,000
Guangdong Hanfei
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration		¥ 61,000,000
Cash received		20,000,000
Settlement of pre-existing balance		41,000,000	41,000,000
Derivative financial assets		36,175,000	36,175,000
Gain on disposal of subsidiary			13,564,000
Guangdong Hanfei | Disposal of subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Cash received	¥ 41,000,000
Derivative financial assets		¥ 36,175,000	36,175,000
Gain on disposal of subsidiary			¥ 41,021,000